Investments Accounted for by the Equity Method - Schedule of Combined Financial Information of Equity Method Investments (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of Equity Method Investments
Revenues	$ 10,573	$ 5,587
Cost of sales	(7,708)	(3,178)
Current assets	2,624	2,497
Property, plant and equipment	11,323	10,888
Long-term investments and other assets	227	245
Current liabilities	(2,657)	(2,607)
Other long-term liabilities	(134)	(153)
Equity Method Investment, Nonconsolidated Investee or Group of Investees
Schedule of Equity Method Investments
Revenues	97	828
Cost of sales	(23)	(181)
Gross profit	74	647
Current assets	206	351
Property, plant and equipment	8,571	7,598
Long-term investments and other assets	3	5
Current liabilities	(214)	(281)
Other long-term liabilities	$ (12)	$ (2)